Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000014890 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014890 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014890 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014890 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014890 | Lonza Group AG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014890 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014890 | Deutsche Boerse AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014890 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014890 | Marsh & McLennan Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014890 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014890 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000014890 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000014890 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000014890 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000014890 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000014890 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000014890 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014890 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014890 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014890 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014890 | Germany
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000014890 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000014890 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014890 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014890 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014890 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014890 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014890 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014890 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014890 | China
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014890 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000014890 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014890 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014890 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014890 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014893 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014893 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014893 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014893 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014893 | Lonza Group AG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014893 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014893 | Deutsche Boerse AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014893 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014893 | Marsh & McLennan Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014893 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014893 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000014893 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000014893 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000014893 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000014893 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000014893 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000014893 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014893 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014893 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014893 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014893 | Germany
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000014893 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000014893 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014893 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014893 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014893 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014893 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014893 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014893 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014893 | China
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014893 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000014893 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014893 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014893 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014893 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000070264 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000070264 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070264 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000070264 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000070264 | Lonza Group AG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000070264 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070264 | Deutsche Boerse AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070264 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000070264 | Marsh & McLennan Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000070264 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000070264 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000070264 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000070264 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000070264 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000070264 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000070264 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000070264 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000070264 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000070264 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000070264 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070264 | Germany
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000070264 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000070264 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000070264 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000070264 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000070264 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000070264 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000070264 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000070264 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000070264 | China
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000070264 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000070264 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000070264 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000070264 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000070264 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014895 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014895 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014895 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014895 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014895 | Lonza Group AG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014895 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014895 | Deutsche Boerse AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014895 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014895 | Marsh & McLennan Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014895 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014895 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000014895 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000014895 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000014895 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000014895 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000014895 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000014895 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014895 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014895 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014895 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014895 | Germany
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000014895 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000014895 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014895 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014895 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014895 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014895 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014895 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014895 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014895 | China
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014895 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000014895 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014895 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014895 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014895 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%